Accounting Policies - Summary of Foreign Currency Translation (Detail) - Rate	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Brazilian Real [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Brazilian Real
Average foreign exchange rate	4.4134	4.3085	3.6054
Year-end foreign exchange rate	4.5157	4.4440
Canadian Dollar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Canadian Dollar
Average foreign exchange rate	1.4855	1.5294	1.4647
Year-end foreign exchange rate	1.4598	1.5605
Chinese Renminbi [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Chinese Renminbi
Average foreign exchange rate	7.7355	7.8081	7.6290
Year-end foreign exchange rate	7.8205	7.8751
Hungarian Forint [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Hungarian Forint
Average foreign exchange rate	325.2967	318.8897	309.1933
Year-end foreign exchange rate	330.5300	320.9800
Indian Rupee [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Indian Rupee
Average foreign exchange rate	78.8361	80.7332	73.5324
Year-end foreign exchange rate	80.1870	79.7298
Philippine Peso [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Philippine Peso
Average foreign exchange rate	57.9851	62.2101	56.9734
Year-end foreign exchange rate	56.9000	60.1130
Polish Zloty [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Polish Zloty
Average foreign exchange rate	4.2976	4.2615	4.2570
Year-end foreign exchange rate	4.2568	4.3014
Pound Sterling [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Pound Sterling
Average foreign exchange rate	0.8778	0.8847	0.8767
Year-end foreign exchange rate	0.8508	0.8945
Romanian Leu [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Romanian Leu
Average foreign exchange rate	4.7453	4.6540	4.5688
Year-end foreign exchange rate	4.7830	4.6635
Serbian Dinar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Serbian Dinar
Average foreign exchange rate	117.8377	118.2302	121.3232
Year-end foreign exchange rate	117.8237	118.3157
Swiss Franc [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Swiss Franc
Average foreign exchange rate	1.1124	1.1550	1.1117
Year-end foreign exchange rate	1.0854	1.1269
Ukrainian Hryvnia [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Ukrainian Hryvnia
Average foreign exchange rate	28.8881	32.0987	30.0341
Year-end foreign exchange rate	26.7377	31.6900
US Dollar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	US Dollar
Average foreign exchange rate	1.1195	1.1810	1.1297
Year-end foreign exchange rate	1.1234	1.1450